Income Taxes - Summary of Composition of Income Tax Expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Income Tax Disclosure [Abstract]
Current income tax expense	¥ (86)	$ (13)	¥ (162)	¥ (35)
Deferred tax benefit				5
Total income tax expense	¥ (86)	$ (13)	¥ (162)	¥ (30)